Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, the information below reflects the relationship between the executive compensation actually paid by us to our CEO, as principal executive officer, and the other named executive officers (“Non-CEO NEOs”) and our financial performance for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.
The disclosures included in this section are required by technical SEC rules and do not necessarily align with how the Company or the Compensation Committee views the link between our performance and the compensation of our NEOs. The Compensation Committee did not consider the required pay versus performance disclosures when making its compensation decisions for any of the years presented.
For information regarding the decisions made by our Compensation Committee with respect to the compensation of our NEOs for each fiscal year, including alignment with Company performance, please see the “Compensation Discussion and Analysis” section beginning on page 61 of this proxy statement for the fiscal years covered.
Pay Versus Performance Table
The following table sets forth information about the compensation of our CEO and Non-CEO NEOs and the financial performance of BXP.

Year	Summary Compensation Table Total for CEO(1)(2) ($)	Compensation Actually Paid to CEO(1) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1)(2) ($)	Average Compensation Actually Paid to Non-CEO NEOs (1)(3) ($)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (in millions)(6) ($)	FFO Per Share(7) ($)
					BXP Total Stockholder Return ($)	Peer Group Total Stockholder Return(5) ($)

2024	12,844,078	11,630,221	4,960,813	5,109,817	69.01	76.95	14.3	7.12
2023	12,963,964	9,975,923	5,881,985	6,592,675	61.55	63.34	190.2	7.30
2022	13,050,788	2,646,769	5,794,249	2,530,706	55.54	62.07	848.9	7.53
2021	12,894,537	19,747,684	6,017,281	8,297,877	90.43	99.51	496.2	6.56
2020	10,737,289	(220,724)	4,677,157	1,126,865	71.65	81.56	862.2	6.29
1.For all periods presented, our CEO is Owen D. Thomas. Our Non-CEO NEOs for:
•2020-2023 are Douglas T. Linde, Raymond A. Ritchey, Michael E. LaBelle and Bryan J. Koop; and
•2024 are Douglas T. Linde, Michael E. LaBelle, Bryan J. Koop and Hilary J. Spann.
2.The amount in this column for 2024 reflects the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 100 for our CEO and Non-CEO NEOs. See the footnotes to the SCT for further detail regarding this amount. The amounts for 2020, 2021, 2022 and 2023 are set forth in the SCTs contained in our 2023 and 2024 proxy statements.
3.In accordance with SEC rules, Compensation Actually Paid (“CAP”) is computed by replacing the amounts in the “Stock Awards” column of the SCT from the “Summary Compensation Table Total” column in this table with the following amounts: (i) the fair value of as of the last day of the applicable year of unvested LTI equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of LTI equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested LTI equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of LTI equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested LTI equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Non-CEO NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Non-CEO NEOs was computed as follows:

CEO	2024	2023	2022	2021	2020

SCT Total for CEO	$12,844,078	$12,963,964	$13,050,788	$12,894,537	$10,737,289
Minus Grant Date Value of Equity Awards Reported in the SCT	$(9,324,550)	$(9,261,028)	$(9,157,428)	$(8,745,377)	$(8,644,379)
Plus Fair Value of Equity Awards Granted in the Applicable Year(a)(b)	$9,529,814	$7,506,247	$5,183,625	$13,972,914	$4,950,613
Plus/Minus Change in Value of Prior Years’ Awards Unvested at Applicable Year End	$(793,289)	$(878,774)	$(7,437,052)	$1,493,773	$(7,796,208)
Plus/Minus Change in Value of Prior Years’ Awards that Vested in the Applicable Year	$(625,832)	$(652,734)	$642,971	$(206,106)	$251,319
Plus Dividends Paid on Unvested Equity Awards During the Applicable Year	$0	$298,248	$363,865	$337,943	$280,642
Total Adjustments	$(1,213,857)	$(2,988,041)	$(10,404,019)	$6,853,147	$(10,958,013)
Compensation Actually Paid	$11,630,221	$9,975,923	$2,646,769	$19,747,684	$(220,724)

Average for Non-CEO NEOs	2024	2023	2022	2021	2020

Average SCT Total for Non-CEO NEOs	$4,960,813	$5,881,985	$5,794,249	$6,017,281	$4,677,157
Minus Grant Date Value of Equity Awards Reported in the SCT	$(2,886,688)	$(3,441,717)	$(3,319,148)	$(3,329,155)	$(3,137,755)
Plus Fair Value of Equity Awards Granted in the Applicable Year(a)(b)	$3,116,473	$4,144,496	$2,148,528	$5,185,663	$2,020,765
Plus/Minus Change in Value of Prior Years’ Awards Unvested at Applicable Year End	$(74,319)	$(246,050)	$(2,412,962)	$427,396	$(2,568,567)
Plus/Minus Change in Value of Prior Years’ Awards that Vested in the Applicable Year	$(162,232)	$88,654	$203,632	$(95,399)	$58,798
Plus Dividends Paid on Unvested Equity Awards During the Applicable Year	$155,770	$165,307	$116,407	$92,091	$76,467
Total Adjustments	$149,004	$710,690	$(3,263,543)	$2,280,596	$(3,550,292)
Average Compensation Actually Paid	$5,109,817	$6,592,675	$2,530,706	$8,297,877	$1,126,865
a.The fair values of time-based LTI equity awards are based on the closing price of BXP common stock as reported on the NYSE on the relevant valuation date. Performance-based LTI equity awards were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.
b.Includes the fair value of (x) LTI equity awards granted during the applicable year that remain unvested as of the end of the applicable year and (y) LTI equity awards granted during the applicable year that vested during the applicable year.
4.The calculations of TSR assume an investment of $100 in each of BXP and the FTSE Nareit Office REITs Index (the “Office REITs Index”) on December 31, 2019, and the reinvestment of dividends. The historical TSR information is not necessarily indicative of future performance. The data shown is based on the stock prices or index values, as applicable, at the end of each year shown.
5.The Office REITs Index includes all office REITs included in the FTSE Nareit All Equity REITs Index (the “Equity REITs Index”). The Equity REITs Index is a free-float adjusted, market cap weighted index designed to track all U.S. Equity REITs listed on the NYSE, NYSE American, or Nasdaq that also meet minimum size and liquidity criteria.
6.Represents net income attributable to BXP, Inc. common stockholders. The decrease for the year ended December 31, 2024 compared to 2023 was due primarily to a non-cash impairment charge related to our investments in unconsolidated joint ventures during 2024.
7.Represents diluted FFO per share. For 2021, 2023 and 2024, FFO was adjusted for certain transactions in accordance with the terms of the applicable AIP. Prior to adjustments, diluted FFO per share for 2024 was $7.10. For disclosures required by Regulation G, refer to Appendix A to this proxy statement.

Company Selected Measure Name	FFO
Named Executive Officers, Footnote	Douglas T. Linde, Michael E. LaBelle, Bryan J. Koop and Hilary J. Spann	Douglas T. Linde, Raymond A. Ritchey, Michael E. LaBelle and Bryan J. Koop	Douglas T. Linde, Raymond A. Ritchey, Michael E. LaBelle and Bryan J. Koop	Douglas T. Linde, Raymond A. Ritchey, Michael E. LaBelle and Bryan J. Koop	Douglas T. Linde, Raymond A. Ritchey, Michael E. LaBelle and Bryan J. Koop
Peer Group Issuers, Footnote	The Office REITs Index includes all office REITs included in the FTSE Nareit All Equity REITs Index (the “Equity REITs Index”). The Equity REITs Index is a free-float adjusted, market cap weighted index designed to track all U.S. Equity REITs listed on the NYSE, NYSE American, or Nasdaq that also meet minimum size and liquidity criteria.
PEO Total Compensation Amount	$ 12,844,078	$ 12,963,964	$ 13,050,788	$ 12,894,537	$ 10,737,289
PEO Actually Paid Compensation Amount	$ 11,630,221	9,975,923	2,646,769	19,747,684	(220,724)
Adjustment To PEO Compensation, Footnote	In accordance with SEC rules, Compensation Actually Paid (“CAP”) is computed by replacing the amounts in the “Stock Awards” column of the SCT from the “Summary Compensation Table Total” column in this table with the following amounts: (i) the fair value of as of the last day of the applicable year of unvested LTI equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of LTI equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested LTI equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of LTI equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested LTI equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Non-CEO NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Non-CEO NEOs was computed as follows:

CEO	2024	2023	2022	2021	2020

SCT Total for CEO	$12,844,078	$12,963,964	$13,050,788	$12,894,537	$10,737,289
Minus Grant Date Value of Equity Awards Reported in the SCT	$(9,324,550)	$(9,261,028)	$(9,157,428)	$(8,745,377)	$(8,644,379)
Plus Fair Value of Equity Awards Granted in the Applicable Year(a)(b)	$9,529,814	$7,506,247	$5,183,625	$13,972,914	$4,950,613
Plus/Minus Change in Value of Prior Years’ Awards Unvested at Applicable Year End	$(793,289)	$(878,774)	$(7,437,052)	$1,493,773	$(7,796,208)
Plus/Minus Change in Value of Prior Years’ Awards that Vested in the Applicable Year	$(625,832)	$(652,734)	$642,971	$(206,106)	$251,319
Plus Dividends Paid on Unvested Equity Awards During the Applicable Year	$0	$298,248	$363,865	$337,943	$280,642
Total Adjustments	$(1,213,857)	$(2,988,041)	$(10,404,019)	$6,853,147	$(10,958,013)
Compensation Actually Paid	$11,630,221	$9,975,923	$2,646,769	$19,747,684	$(220,724)

Average for Non-CEO NEOs	2024	2023	2022	2021	2020

Average SCT Total for Non-CEO NEOs	$4,960,813	$5,881,985	$5,794,249	$6,017,281	$4,677,157
Minus Grant Date Value of Equity Awards Reported in the SCT	$(2,886,688)	$(3,441,717)	$(3,319,148)	$(3,329,155)	$(3,137,755)
Plus Fair Value of Equity Awards Granted in the Applicable Year(a)(b)	$3,116,473	$4,144,496	$2,148,528	$5,185,663	$2,020,765
Plus/Minus Change in Value of Prior Years’ Awards Unvested at Applicable Year End	$(74,319)	$(246,050)	$(2,412,962)	$427,396	$(2,568,567)
Plus/Minus Change in Value of Prior Years’ Awards that Vested in the Applicable Year	$(162,232)	$88,654	$203,632	$(95,399)	$58,798
Plus Dividends Paid on Unvested Equity Awards During the Applicable Year	$155,770	$165,307	$116,407	$92,091	$76,467
Total Adjustments	$149,004	$710,690	$(3,263,543)	$2,280,596	$(3,550,292)
Average Compensation Actually Paid	$5,109,817	$6,592,675	$2,530,706	$8,297,877	$1,126,865
a.The fair values of time-based LTI equity awards are based on the closing price of BXP common stock as reported on the NYSE on the relevant valuation date. Performance-based LTI equity awards were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.
	b.Includes the fair value of (x) LTI equity awards granted during the applicable year that remain unvested as of the end of the applicable year and (y) LTI equity awards granted during the applicable year that vested during the applicable year.
Non-PEO NEO Average Total Compensation Amount	$ 4,960,813	5,881,985	5,794,249	6,017,281	4,677,157
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,109,817	6,592,675	2,530,706	8,297,877	1,126,865
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with SEC rules, Compensation Actually Paid (“CAP”) is computed by replacing the amounts in the “Stock Awards” column of the SCT from the “Summary Compensation Table Total” column in this table with the following amounts: (i) the fair value of as of the last day of the applicable year of unvested LTI equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of LTI equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested LTI equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of LTI equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested LTI equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Non-CEO NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Non-CEO NEOs was computed as follows:

CEO	2024	2023	2022	2021	2020

SCT Total for CEO	$12,844,078	$12,963,964	$13,050,788	$12,894,537	$10,737,289
Minus Grant Date Value of Equity Awards Reported in the SCT	$(9,324,550)	$(9,261,028)	$(9,157,428)	$(8,745,377)	$(8,644,379)
Plus Fair Value of Equity Awards Granted in the Applicable Year(a)(b)	$9,529,814	$7,506,247	$5,183,625	$13,972,914	$4,950,613
Plus/Minus Change in Value of Prior Years’ Awards Unvested at Applicable Year End	$(793,289)	$(878,774)	$(7,437,052)	$1,493,773	$(7,796,208)
Plus/Minus Change in Value of Prior Years’ Awards that Vested in the Applicable Year	$(625,832)	$(652,734)	$642,971	$(206,106)	$251,319
Plus Dividends Paid on Unvested Equity Awards During the Applicable Year	$0	$298,248	$363,865	$337,943	$280,642
Total Adjustments	$(1,213,857)	$(2,988,041)	$(10,404,019)	$6,853,147	$(10,958,013)
Compensation Actually Paid	$11,630,221	$9,975,923	$2,646,769	$19,747,684	$(220,724)

Average for Non-CEO NEOs	2024	2023	2022	2021	2020

Average SCT Total for Non-CEO NEOs	$4,960,813	$5,881,985	$5,794,249	$6,017,281	$4,677,157
Minus Grant Date Value of Equity Awards Reported in the SCT	$(2,886,688)	$(3,441,717)	$(3,319,148)	$(3,329,155)	$(3,137,755)
Plus Fair Value of Equity Awards Granted in the Applicable Year(a)(b)	$3,116,473	$4,144,496	$2,148,528	$5,185,663	$2,020,765
Plus/Minus Change in Value of Prior Years’ Awards Unvested at Applicable Year End	$(74,319)	$(246,050)	$(2,412,962)	$427,396	$(2,568,567)
Plus/Minus Change in Value of Prior Years’ Awards that Vested in the Applicable Year	$(162,232)	$88,654	$203,632	$(95,399)	$58,798
Plus Dividends Paid on Unvested Equity Awards During the Applicable Year	$155,770	$165,307	$116,407	$92,091	$76,467
Total Adjustments	$149,004	$710,690	$(3,263,543)	$2,280,596	$(3,550,292)
Average Compensation Actually Paid	$5,109,817	$6,592,675	$2,530,706	$8,297,877	$1,126,865
a.The fair values of time-based LTI equity awards are based on the closing price of BXP common stock as reported on the NYSE on the relevant valuation date. Performance-based LTI equity awards were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.
	b.Includes the fair value of (x) LTI equity awards granted during the applicable year that remain unvested as of the end of the applicable year and (y) LTI equity awards granted during the applicable year that vested during the applicable year.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	1.For 2021, 2023 and 2024, FFO was adjusted solely for purposes of the applicable AIP. For disclosures required by Regulation G, refer to Appendix A to this proxy statement.
Tabular List, Table
Performance Measures
Below is a list of the performance measures, not ranked in order of importance, which in our Compensation Committee’s assessment, represent the most important performance measures used to link compensation actually paid to our NEOs for 2024 to BXP’s performance.

Performance Measures

Diluted FFO Per Share
Leasing
TSR
Relative TSR
Same Property NOI
Development Activities

Total Shareholder Return Amount	$ 69.01	61.55	55.54	90.43	71.65
Peer Group Total Shareholder Return Amount	76.95	63.34	62.07	99.51	81.56
Net Income (Loss)	$ 14,300,000	$ 190,200,000	$ 848,900,000	$ 496,200,000	$ 862,200,000
Company Selected Measure Amount | $ / shares	7.12	7.30	7.53	6.56	6.29
PEO Name	Owen D. Thomas.
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted FFO Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Leasing
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Same Property NOI
Measure:: 6
Pay vs Performance Disclosure
Name	Development Activities
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,213,857)	$ (2,988,041)	$ (10,404,019)	$ 6,853,147	$ (10,958,013)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,324,550)	(9,261,028)	(9,157,428)	(8,745,377)	(8,644,379)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,529,814	7,506,247	5,183,625	13,972,914	4,950,613
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(793,289)	(878,774)	(7,437,052)	1,493,773	(7,796,208)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(625,832)	(652,734)	642,971	(206,106)	251,319
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	298,248	363,865	337,943	280,642
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,004	710,690	(3,263,543)	2,280,596	(3,550,292)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,886,688)	(3,441,717)	(3,319,148)	(3,329,155)	(3,137,755)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,116,473	4,144,496	2,148,528	5,185,663	2,020,765
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,319)	(246,050)	(2,412,962)	427,396	(2,568,567)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(162,232)	88,654	203,632	(95,399)	58,798
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 155,770	$ 165,307	$ 116,407	$ 92,091	$ 76,467